Cover	Feb. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Augmedix, Inc. (the “Company”), to amend its Current Report on Form 8-K/A as filed on November 16, 2020 ( the “Prior 8-K”).
Document Period End Date	Feb. 01, 2020
Entity File Number	000-56036
Entity Registrant Name	AUGMEDIX, INC.
Entity Central Index Key	0001769804
Entity Tax Identification Number	83-3299164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1161 Mission Street
Entity Address, Address Line Two	Suite B-100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A